SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
Our consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of us and our wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles requires us to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Such estimates and assumptions impact, among others, the following: judgements involved in identifying performance obligations in revenue contracts, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each performance obligation, impairment of assets, the amount of uncollectible accounts and accounts receivable, the amount to be paid for certain liabilities, including contingent liabilities, the amount of costs to be capitalized in connection with the construction of newbuildings and the determination of useful life of our vessels. Actual results could differ from those estimates.
Fair values
Fair values
We have determined the estimated fair value amounts presented in these consolidated financial statements using available market information and appropriate methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. The estimates presented in these consolidated financial statements are not necessarily indicative of the amounts that we could realize in a current market exchange. Estimating the fair value of assets acquired and liabilities assumed in a business combination requires the use of estimates and significant judgments, among others, the following: the market assumptions used when valuing acquired time charter contracts, the expected revenues earned by vessels held under finance lease and the operating costs (including dry docking costs) of those vessels and the discount rate used in cash flow based valuations, The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Reporting and functional currency and Foreign currency
Reporting and functional currency
Our functional currency is the United States dollar as all revenues are received in United States dollars and a majority of our expenditures are made in United States dollars. We and our subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenue Recognition
Our shipping revenues are primarily generated from time charters and voyage charters. In a time charter, the vessel is hired by the charterer for a specified period of time in exchange for consideration which is based on a daily hire rate. Generally, the charterer has the discretion over the ports visited, shipping routes and vessel speed. The contract/charter party generally provides typical warranties regarding the speed and performance of the vessel. The charter party generally has some owner protective restrictions such as that the vessel is sent only to safe ports by the charterer and carries only lawful or non hazardous cargo. In a time charter contract, where we charter the ship out to a charterer, we are responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges, canal tolls during the hire period. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to us. The charterer generally pays the charter hire in advance of the upcoming contract period. The time charter contracts are considered operating leases because (i) the vessel is an identifiable asset (ii) we do not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter contracts are accounted for under ASC 842 leases and revenues are recorded over the term of the charter. When a time charter contract is linked to an index, we recognize revenue for the applicable period based on the actual index for that period.

In a voyage charter contract, the charterer hires the vessel to transport a specific agreed-upon cargo for a single voyage. The consideration for such a contract is determined on the basis of a freight rate per metric ton of cargo carried or occasionally on a lump sum basis. The charterer is responsible for any short loading of cargo or "dead" freight. The voyage charter party generally has standard payment terms of 90 or 95% freight paid within three to five days after completion of loading. The voyage charter party generally has a "demurrage" or "despatch" clause. As per this clause, the charterer reimburses us for any potential delays exceeding the allowed laytime as per the charter party clause at the ports visited, which is recorded as demurrage revenue. Conversely, the charterer may be given credit if the loading/discharging activities happen within a shorter period than the allowed laytime, which is despatch and results in a reduction in revenue. Estimates and judgments are required in ascertaining the most likely outcome of a particular voyage and actual outcomes may differ from estimates. In a voyage charter contract, the performance obligations begin to be satisfied once the vessel begins loading the cargo.

We have determined that our voyage charter contracts consist of a single performance obligation of transporting the cargo within a specified period. Therefore, the performance obligation is met evenly as the voyage progresses, and the revenue is recognized on a straight line basis over the voyage days from the commencement of loading to completion of discharge.
The voyage charters generally have variable consideration in the form of demurrage or despatch, which is recognized as we satisfy the performance obligations under the contract. We estimate demurrage or despatch at contract inception using either the expected value or most likely amount approaches. Such estimate is reviewed and updated over the term of the voyage charter contract.

In a voyage contract, we bear all voyage related costs such as fuel costs, port charges and canal tolls. To recognize costs incurred to fulfill a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The costs incurred during the period prior to commencement of loading the cargo, primarily bunkers, are deferred as they represent setup costs and recorded as a current asset and are subsequently amortized on a straight-line basis as we satisfy the performance obligations under the contract. Costs incurred to obtain a contract, such as commissions, are also deferred and expensed over the same period. Costs related to the voyage which are incurred during the period between loading and discharging the cargo, are expensed as incurred.

Several of our Capesize vessels operate under a pool arrangement for Capesize vessels with Capesize Chartering Ltd, or CCL. Revenues and expenses for our own vessels generated through this pool arrangement are presented gross. We consider ourselves the principal under the charterparties with the customers for the vessels that operate under this pool arrangement, primarily because we consider ourselves to have control over the service to be transferred for the customer under the charterparties. CCL, as pool manger, calculates the total pool revenues, pool expenses and pool results based on each participant’s reported results. Based on the aggregated pool results as defined under the pool agreement and a pre-determined pool key, reflecting a vessel’s earning capacity, CCL calculates and allocates a pool result for each vessel. The difference between the calculated pool result for our own vessels and the actual result from the charter party with the third party customer is a settlement amount with CCL. This settlement amount allocated under the pool arrangement, is presented as other operating income (expenses), net, in our consolidated statements of operations.

Our Ultramax vessels operate under a revenue sharing agreement, or RSA, for Supramax vessels managed by C Transport Holding Ltd, or CTM. Under this RSA, CTM performs both commercial and operational functions related to the contracts with the third party customers. CTM as manager, records all revenues and voyage expenses for all vessels under the arrangement which include vessels owned by third parties. The revenues and voyage expenses are pooled together, allocated and the net result is distributed to each participant under the arrangement in accordance with an agreed-upon formula. Under this RSA, CTM also operates and therefore controls the use of our owned vessels included under the arrangement. As a result, the RSA for our vessels with CTM is considered to meet the definition of a lease. We account for the transactions with CTM as variable rate operating leases and recognize revenues for the applicable period based on the net amount to be distributed by CTM.

Other revenues primarily comprise revenues earned from the commercial management of related party vessels. Other revenues are recognized on an accruals basis as the services are provided and performance obligations are met.

On January 1, 2018, we adopted the provisions of ASC 606 Revenue from Contracts with Customers using the modified retrospective approach. As such, the comparative information has not been restated and continues to be reported under the accounting standards in effect for periods prior to January 1, 2018. Prior to the adoption of ASC 606 Revenue from Contracts with Customers, voyage revenues were recognized ratably over the estimated length of each voyage and, therefore, were allocated between reporting periods based on the relative transit time in each period. Voyage expenses were recognized as incurred. We used a discharge-to-discharge basis in determining percentage of completion for all voyage charters whereby we recognize revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, we did not recognize revenue if a charter was not contractually committed to by a customer and us, even if the vessel discharged its cargo and was sailing to the anticipated load port on its next voyage.

Charterhire expense and Contingent rental expense (income)
Charter hire expense
Charter hire expense is charged to the consolidated statement of operations on a straight-line basis over the lease term.

Contingent rental expense (income)
Any contingent elements of rental expense (income), such as profit share or interest rate adjustments included in our leases, are recognized when the contingent conditions have materialized.

Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains
Gain (loss) on sale of assets and amortization of deferred gains include losses from the sale of vessels and in 2018 and 2017, respectively, the amortization of deferred gains. Gains (losses) from the sale of assets are recognized when the vessel has been delivered and all risks have been transferred and are determined by comparing the proceeds received with the carrying value of the vessel. A deferred gain arose under ASC 840 when we entered into a sale-leaseback transaction regarding a vessel and we did not relinquish the right to substantially all of the remaining use of the vessel. This deferred gain was amortized in proportion to the gross rental payments over the minimum term of the lease.
Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. We recognize the cost of a drydocking at the time the drydocking takes place, applying the "expense as incurred" method.

Impairment of vessels and newbuildings
Impairment of vessels and right of use assets
The carrying values of our vessels and right of use assets are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Indicators of impairment are identified based on a combination of factors which include amongst other, development of second hand vessel values based on external appraisals of our ships, development of forward freight rates, spot rates and operating cash flow. If impairment indicators exist, we assess the recoverability of the carrying value of each asset on an individual basis by estimating the future undiscounted cash flows expected to result from the asset and eventual disposal. If the future net undiscounted cash flows are less than the carrying value of the asset an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Fair value is estimated based on values achieved for the sale/purchase of similar vessels and external appraisals. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Interest expense
Interest expense
Interest costs are expensed as incurred except for interest costs that are capitalized. For any newbuildings that are constructed,we capitalize interest expenses are capitalized during construction of newbuildings based on accumulated expenditures for the applicable project at our current rate of borrowing. The capitalization of interest expenses ceases when the newbuilding is considered substantially completed. The amount of interest expense capitalized in an accounting period shall be determined by applying an interest rate (the "capitalization rate") to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. We do not capitalize amounts beyond the actual interest expense incurred in the period. As of December 31, 2019 and 2018, we did not have any newbuildings under construction.

Earnings per share
Earnings per share
Basic earnings per share is computed based on the income available to common stockholders and the weighted average number of shares outstanding. Treasury shares are weighted for the portion of the period they are outstanding. Diluted earnings per share includes the effect of the assumed conversion of potentially dilutive instruments.

Cash and cash equivalents
Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash
Restricted cash comprises collateral deposits for derivative trading, and the minimum balance that must be maintained at all times in accordance with our loan agreements with various banks.

Marketable securities
Marketable securities
Our marketable securities are investments in equity securities with readily determinable fair values. These investments are measured at fair value and any resulting unrealized gains and losses are recorded in the consolidated statement of operations. Prior to the adoption of ASU 2016-01 Financial instruments on January 1, 2018, our marketable securities were considered to be available-for-sale securities and as such are carried at fair value. Any resulting unrealized gains and losses were recorded as a separate component of other comprehensive income in equity unless the securities were considered to be other than temporarily impaired, in which case unrealized losses were recorded in the consolidated statement of operations as impairment loss on marketable securities. The cost of available for sale securities was calculated on an average cost basis.

Derivatives
Derivatives
Our derivative instruments include interest-rate swaps, foreign currency swaps, forward freight agreements and bunker derivatives. These derivatives are considered to be economic hedges. However, none of these derivative instruments have been designated as hedges for accounting purposes. These transactions involve the conversion of floating rates into fixed rates over the life of the transactions without changes in the fair values are recognized as assets or liabilities. Changes in the fair value of these derivatives are recorded in Gain (loss) on derivatives in our consolidated statement of operations. Cash outflows and inflows resulting from economic derivative contracts are presented as cash flows from operations in the consolidated statement of cash flows.
Financial instruments
Financial instruments
In determining the fair value of our financial instruments, we use a variety of methods and assumptions that are based on market conditions and risks, including determining the impact of nonperformance risks, existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.
Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.
Losses from uncollectable receivables
Receivables
Trade receivables, other receivables and long term receivables are presented net of allowances for doubtful balances. If trade accounts receivable become uncollectible, they are charged as an operating expense. Losses from uncollectible receivables are accrued when collection of the invoiced revenues is not assured. We make a judgment with regards to whether or not this should be recognized as income and if collection is not reasonably assured, no revenue will be recognized until cash has been received. These conditions are considered in relation to individual receivables or in relation to groups of similar types of receivables.
Interest income on interest bearing receivables is recognized on an accrual basis using prevailing contractual interest rates.
Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Vessels and depreciation
Vessels, newbuildings and depreciation
Vessels are stated at cost less accumulated depreciation. Newbuildings represent the accumulated costs to the balance sheet date which we have paid by way of purchase installments and other capital expenditures together with capitalized interest and associated finance costs. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. For vessels under construction ("Newbuildings") no charge for depreciation is made until the vessel is available for use. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year historical average up to the date we take ownership of the vessel, across the three main recycling markets (Far East, Indian sub-continent and Bangladesh). Residual values are reviewed annually.

Finance leases and Operating leases
Finance leases
We charter in certain vessels and equipment under leasing agreements. Leases of vessels and equipment where we have substantially all the risks and rewards of ownership are classified as finance leases and we recognize on the balance sheet the right to use those assets and a corresponding liability. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We make significant judgements and assumptions to estimate our incremental borrowing rate that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and in an amount equal to the lease payments in a similar economic environment. We perform the following steps in estimating our incremental borrowing rate: (i) gather observable debt yields of our recently issued debt facilities; and (ii) make adjustments to the yields of the actual debt facilities to reflect changes in collateral level, terms, the risk-free interest rate, and credit ratings. Each lease payment is allocated between liability and finance charges to achieve a constant rate on the finance balance outstanding. The interest element of the finance cost is expensed to the Consolidated Statement of Operations over the lease period.

Depreciation of vessels and equipment under finance lease is included within "Depreciation" in the Consolidated Statement of Operations. Vessels and equipment under finance lease are depreciated on a straight-line basis over the vessels' remaining economic useful life or on a straight-line basis over the expected term of the lease if shorter.

Operating leases
Our operating leases relate to vessels, offices and equipment under leasing agreements that do not meet the criteria to be classified as finance leases. We recognize on the balance sheet the right to use those assets and a corresponding liability in respect of all material lease contracts with a duration, or lease term, of 12-months or above. Similar to our finance leases, the discount rate used for calculating the cost of the operating leases is the incremental cost of borrowing. The amortization of right of use assets relating to operating leased vessels is presented under charter hire expenses in the statement of operations. For our time charter-in contracts, a non-lease component, or service element has been determined which is reported under ship operating expenses. We make significant judgements and assumptions to separate the lease component from the non-lease component of our time chartered-in vessels. For purposes of determining the standalone selling price of the vessel lease and technical management service components of our time charters, we have concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters, and the age of the vessel. We believe that the standalone transaction price attributable to the technical management service component is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated and the residual transaction price is attributed to the vessel lease component.The amortization of right of use assets relating to office leases is reported under administrative expenses in the statement of operations. In relation to our operating leases, prior periods were not restated to reflect recording of the right of use asset/liability related to these leases.
Value of long term charter contracts
Value of long term charter contracts
We account for the fair value of acquired long term charter contracts, as either a separate asset or liability. The fair value is calculated as the net present value of the difference in cash flows arising over the period of the contract when the expected cash flows from the contract are compared to expected cash flows from comparable contracts at the acquisition date. An asset is recorded for contracts, which are favorable to us and a liability has been recorded for contracts, which are unfavorable to us.

The amortization of time charter out contracts is recorded and presented under time charter revenues and the amortization of time charter-in contracts is amortized and presented under charter hire expenses in the consolidated statement of operations. Upon adoption of ASC 842 Leased on January 1, 2019, the unfavorable value of the Golden Hawk operating lease acquired as part of the merger or business combination in 2015 was adjusted to the corresponding right of use asset. Refer also to Note 3 Recently issued accounting standards and the adoption of ASC 842 Leases on January 1, 2019.

Equity method investments
Equity method investments
Investments in companies over which we have the ability to exercise significant influence but do not control are accounted for using the equity method. We record our investments in equity-method investees in the consolidated balance sheets as "Investment in associated companies" and our share of the investees' earnings or losses in the consolidated statements of operations as "Share of results of associated companies". The excess, if any, of purchase price over book value of our investments in equity method investees is included in the accompanying consolidated balance sheets in "Investment in associated companies".
The carrying values of equity method investments are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the investment may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand vessel values. We assess recoverability of the carrying value of each individual equity method investments by estimating the fair value of the net assets of the company. An impairment loss is recorded equal to the difference between the investments carrying value and fair value. Fair value of investment is estimated based on values achieved for the sale/purchase of similar vessels and appraised valuations of the investments underlying assets.
Deferred charges	Deferred chargesLoan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Amortization of deferred charges is included in interest expense. Debt issuance costs are presented in the balance sheet as a direct deduction from the carrying amount of the related debt.
Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Stock-based compensation
Stock-based compensation
Stock based compensation represents the cost of vested and non-vested shares and share options granted to employees and to directors, for their services, and is included in “General and administrative expenses” in the consolidated statements of operations. The fair value of share options grants is determined with reference to option pricing models, and depends on the terms of the granted options. The fair value is recognized as compensation expense over the requisite service period for all awards that vest based on the ’straight-line method’ which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.
Other comprehensive income (loss)
Comprehensive income
The statement of comprehensive income presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. Reclassification adjustments are presented out of other comprehensive income on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income (loss), items of other comprehensive income (“OCI”) and total comprehensive income in two separate and consecutive statements.

Recently Issued Accounting Standards	RECENTLY ISSUED ACCOUNTING STANDARDS
Accounting Standards Updates, not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The standard adds an impairment model known as the current expected credit loss (“CECL”) model that is based on expected losses rather than incurred losses. Under the new guidance, an entity is required to recognize as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. Unlike the incurred loss models under existing standards, the CECL model does not specify a threshold for the recognition of an impairment allowance. Rather, an entity will recognize its estimate of expected credit losses for financial assets as of the end of the reporting period. Credit impairment will be recognized as an allowance or contra-asset rather than as a direct write-down of the amortized cost basis of a financial asset. However, the carrying amount of a financial asset that is deemed uncollectible will be written off in a manner consistent with existing standards. In addition, for financial guarantees in the scope of ASC 326, entities must measure the expected credit losses arising from the contingent aspect under the CECL model in addition to recognizing the liability for the noncontingent aspect of the guarantee under ASC 460, Guarantees. A standalone liability representing the amount that it expects to pay on the guarantee related to expected credit losses is required for the contingent aspect. Financial assets measured at fair value through net income are scoped out of CECL. The ASU requires a cumulative-effect adjustment to the retained earnings as of the beginning of the first reporting period in which the guidance is effective. Periods prior to the adoption date that are presented for comparative purposes are not to be adjusted. In November 2018, the FASB issued ASU 2018-19, Financial Instruments – Credit losses (ASC 326), which clarifies that operating lease receivables are not within the scope of ASC 326 and should instead be accounted for under the new leasing standard, ASC 842. The standard is effective for us, and we will adopt the standard from January 1, 2020. Based on our current portfolio of financial assets, we expect to recognize an immaterial cumulative-effect increase to the accumulated deficit as of January 1, 2020.

In August 2018, the FASB issued ASU No. 2018-13, Fair value measurement (Topic 820), which is intended to streamline the disclosure requirements on fair value measurements. Disclosures such as the amounts of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the valuation process for Level 3 fair value measurements were removed. Additional disclosures such as disclosure about changes in unrealized gains and losses included in the other comprehensive income for Level 3 fair value measurements, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements are required to be reported by the public entities. The accounting update is effective January 1, 2020 and the adoption of the accounting standard is not expected to have any material impact on our consolidated financial statements.

In November 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808), to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and the adoption of the accounting standard is not expected to have any material impact on our consolidated financial statements.

Accounting Standards Updates, recently adopted

On January 1, 2019, we adopted ASC 842 Leases which revises the accounting for leases. Under the new lease standard, lessees are required to recognize a right-of-use asset and a lease liability for substantially all leases. The new lease standard requires lessees and lessors to classify most leases as either financing or operating using principles similar to previous lease accounting. The income statement recognition is similar to previous lease accounting and is based on lease classification. The accounting applied by a lessor under the new guidance is substantially equivalent to previous lease accounting guidance.

We adopted the new accounting standard using the modified retrospective transition approach, which allowed us to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. As a lessee, we currently have three major categories of leases - chartered-in vessels, vessels under finance lease and office leases. The adoption of the new accounting standard resulted in the recognition of operating lease right-of-use assets of $205.3 million and related lease liabilities for operating leases of $198.5 million in Total Assets and Total Liabilities, respectively. Upon adoption of ASC 842, the right-of-use asset for operating leases was based on the lease liability. In addition an adjustment was made to reclassify $10.9 million, net, related to deferred rent and prepaid rent. The right-of-use asset for the Golden Hawk lease was also adjusted with $4.1 million relating to an unfavorable value of this contract that was previously recognized as part of a business combination. A deferred gain of $2.5 million from a sale and leaseback transaction in 2015 was recognized as a cumulative-effect adjustment to Total Equity on our Consolidated Balance Sheet on January 1, 2019.

In connection with the adoption of ASC 842, we elected the package of practical expedients for all our leases that permits us not to (i) reassess whether any expired or existing contracts are or contain leases; (ii) reassess the lease classification for any expired or existing leases and (iii) reassess initial direct costs for any existing leases. Additionally, we elected not to use the practical expedient of hindsight in determining the lease term and the practical expedient pertaining to land easements as it is not applicable to us.

Prior to January 1, 2019, we recognized lease expense in accordance with then-existing U.S. GAAP (“prior GAAP”). Because both ASC 842 and prior GAAP generally recognize operating lease expenses on a straight-line basis over the term of the lease arrangement, there were no material differences between the timing and amount of lease expenses recognized under the two accounting methodologies during 2019, 2018 and 2017. However, as we have not applied the practical expedient allowed under the transition guidance of ASC 842 to not separate the lease and non-lease components related to a lease contract and to account for them instead as a single lease component for the purposes of the recognition and measurement requirements of ASC 842, we have a change in presentation in 2019 compared to 2018 and 2017. For vessels chartered in on time charter, we have presented $20.1 million of the non-lease component, or service element, under ship operating expenses as opposed to charter hire expenses in 2019.

We have also elected as an accounting policy not to apply the provisions of ASC 842 to short term leases (i.e., leases with an original term of 12-months or less). As a result, we recognize the lease payments in the income statement on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The accounting policy election for short-term leases is made by class of underlying asset to which the right of use relates.

The adoption of the new accounting standard has not had any material impact for the accounting of our one and only finance lease arrangement which we had as of January 1, 2019.

In determining the appropriate discount rate to use in calculating the present value of our contractual lease payments, we make significant judgments and assumptions to estimate the incremental borrowing rate as the rate implicit in our leases cannot be readily determined. The incremental borrowing rate is defined as the rate of interest that a lessee would have to pay to borrow on a 100% collateralized basis over a term similar to the lease term and amount equal to the lease payments in a similar economic environment.

For arrangements where we are the lessor, the adoption of the new lease standard did not have a material impact on our financial statements as all of our leases are operating leases. For our contracts where we are the lessor, we have elected the practical expedient to not separate non-lease components from the associated lease component and, instead, to account for these components as a single component if both of the following are met: (1) the timing and pattern of transfer of the non-lease component(s) and associated lease component are the same and (2) the lease component, if accounted for separately, would be classified as an operating lease. Revenues from contracts where the non-lease component is the predominant component are accounted for under ASC 606. When a lessor, lease revenue for fixed lease payments is recognized over the lease term on a straight-line basis and lease revenue for variable lease payments is recognized in the period in which the changes in facts and circumstances on which the variable lease payments are based occur. Initial direct costs are expensed over the lease term on the same basis as lease revenue. See also "Note 7, Operating Revenues" and "Note 10, Operating Leases" for additional disclosures on our operating lease arrangements.
In July 2017, the FASB issued ASU No. 2017-11, Earnings Per Share, Distinguishing Liabilities from Equity, and Derivatives and Hedging, which changes the classification of certain equity-linked financial instruments with down round features. As a result, a free standing equity-linked financial instrument or an embedded conversion option would not be accounted for as a derivative liability at fair value as a result of existence of a down round feature. For freestanding equity classified financial instruments, the amendment requires the entities to recognize the effect of the down round feature when triggered in its earnings per share calculations. The Standard was effective for fiscal years beginning after December 15, 2018. The adoption of this accounting standard has not had any material impact on our consolidated financial statements. In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging, which is intended to align the results of the cash flow and fair value hedge accounting with the risk management activities of an entity. The amendments expand the hedge accounting for both financial and non-financial risk components and they reduce the operational burden of applying hedge accounting. The amendment enables the financial statements to reflect accurately the intent and outcome of its hedging strategies. The standard requires a modified retrospective transition method in which we will recognize the cumulative effect of the change on the opening balance of each affected component of equity in the consolidated balance sheet as of the date of adoption. The Standard was effective for fiscal years beginning after December 15, 2018. The adoption of this accounting standard has not had any material impact on our consolidated financial statements as we do not apply hedge accounting of our derivatives.